Intangible Assets - Amortization Expense (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets
Amortization expense	$ 300,000	$ 200,000	$ 500,000	$ 17,000.0